7 RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Notes
7 RELATED PARTY TRANSACTIONS

7          RELATED PARTY TRANSACTIONS

The related parties of the Company are key management personnel and officers. Related party transactions not disclosed elsewhere included in expenses for the years ended December 31, 2018, 2017 and 2016 are salaries and compensation of $968,307, $1,271,764 and $1,942,912, respectively, charged by officers and key management personnel of the Company. At December 31, 2018, $77,244 was due to officers and directors (2017 - $44,972). The amounts due to related parties represent unpaid salaries and compensation and unpaid expenses. The amounts are non-interest bearing, unsecured and have no specified terms of repayment. During the year ended December 31, 2018, related parties received stock-based compensation of $94,834 (2017 - $267,252 and 2016 - $743,525).